Share-based Compensation - Summary of RSUs activity under the Share Incentive Plan (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs - Unvested, Beginning Balance	6,527,750	2,678,000	4,119,500
Number of RSUs - Granted	2,305,100	6,114,000	876,380
Number of RSUs - Vested	(2,460,000)	(2,255,250)	(2,034,880)
Number of RSUs - Forfeited	(4,000)	(9,000)	(283,000)
Number of RSUs - Unvested, Ending Balance	6,368,850	6,527,750	2,678,000	4,119,500
Weighted average grant date fair value - Unvested, Beginning Balance	$ 9.3503	$ 8.874	$ 9.4561
Weighted average grant date fair value - Granted	7.17	8.9809	1.88
Weighted average grant date fair value - Vested	9.4054	7.8054	7.2254
Weighted average grant date fair value - Forfeited	2.35	3.85	7.5431
Weighted average grant date fair value - Unvested, Ending Balance	$ 8.5449	$ 9.3503	$ 8.874	$ 9.4561
Weighted average remaining contractual life (Years)	2 years 1 month 2 days	3 years 1 month 13 days	1 year 10 months 24 days	2 years 8 months 1 day
Expected to vest as of December 31, 2023	6,368,850